RISK MANAGEMENT - Loans concentration by category (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RISK MANAGEMENT
Gross loans and advances to customers	$ 269,923,739	$ 220,323,483
Allowance for loans, advances and lease losses	(15,479,640)	(15,864,482)	$ (16,616,043)	$ (10,929,395)
Loans and advances to customers, net	254,444,099	204,459,001
Commercial
RISK MANAGEMENT
Gross loans and advances to customers	143,537,853	114,911,843
Allowance for loans, advances and lease losses	(7,270,305)	(7,813,023)	(7,673,720)	(5,456,993)
Commercial | Corporate
RISK MANAGEMENT
Gross loans and advances to customers	79,766,203	60,920,083
Commercial | SME
RISK MANAGEMENT
Gross loans and advances to customers	15,864,828	15,010,566
Commercial | Others
RISK MANAGEMENT
Gross loans and advances to customers	47,906,822	38,981,194
Consumer
RISK MANAGEMENT
Gross loans and advances to customers	59,588,721	48,363,040
Allowance for loans, advances and lease losses	(6,047,135)	(5,305,267)	(5,753,430)	(3,445,818)
Consumer | Credit card
RISK MANAGEMENT
Gross loans and advances to customers	11,388,043	8,910,716
Consumer | Vehicle
RISK MANAGEMENT
Gross loans and advances to customers	5,173,235	4,595,726
Consumer | Payroll loans
RISK MANAGEMENT
Gross loans and advances to customers	10,838,679	9,307,057
Consumer | Others
RISK MANAGEMENT
Gross loans and advances to customers	32,188,764	25,549,541
Mortgage
RISK MANAGEMENT
Gross loans and advances to customers	37,371,373	30,646,787
Mortgage | VIS
RISK MANAGEMENT
Gross loans and advances to customers	12,318,512	9,286,304
Mortgage | Non-VIS
RISK MANAGEMENT
Gross loans and advances to customers	25,052,861	21,360,483
Financial Leases
RISK MANAGEMENT
Gross loans and advances to customers	28,097,716	25,119,628
Allowance for loans, advances and lease losses	(1,013,074)	(1,521,067)	(1,996,033)	(1,025,403)
Small Business Loans
RISK MANAGEMENT
Gross loans and advances to customers	1,328,076	1,282,185
Allowance for loans, advances and lease losses	$ (125,035)	$ (164,067)	$ (200,345)	$ (140,516)